UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock International Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
International Classic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 98.45%		$25,359,897

(Cost $28,691,750)

Australia 3.90%		1,003,356

Amcor Ltd. (Paper Packaging)	153,550	1,003,356

Bermuda 4.34%		1,117,517

RenaissanceRe Holdings Ltd. (Reinsurance)	14,825	769,566
XL Capital Ltd. (Class A) (Property and Casualty Insurance)	11,775	347,951

Canada 1.39%		358,946

Magna International, Inc. (Class A) (Auto Parts & Equipment)	4,975	358,946

France 12.57%		3,237,177

Alcatel SA (Communications Equipment)	157,900	903,600
Credit Agricole SA (Diversified Banks)	27,222	841,649
Thales SA (Aerospace & Defense)	9,800	634,303
Vivendi Universal SA (Movies & Entertainment)	21,925	857,625

Greece 0.91%		235,142

Public Power Corp. (Electric Utilities)	5,375	235,142

Hong Kong 3.02%		776,808

Johnson Electric Holdings Ltd. (Electrical Components &
Equipment)	1,633,725	776,808

Ireland 1.02%		262,100

Kerry Group Plc (Class A) (Packaged Foods and Meats)	8,350	262,100

Italy 2.29%		590,768

Finmeccanica SpA (Aerospace & Defense)	17,350	590,768

Japan 19.77%		5,093,034

Brother Industries Ltd. (Office Electronics)	21,200	220,308
Canon, Inc. (Office Electronics)	9,000	419,791
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	135,375	1,184,237
Nippon Television Network Corp. (Broadcasting & Cable TV)	2,300	314,463
Ricoh Co., Ltd. (Office Electronics)	44,000	727,970
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	113	750,638
Sumitomo Rubber Industries, Ltd. (Tires & Rubber)	86,150	663,353
Tokyo Electron Ltd. (Semiconductor Equipment)	6,500	398,384
USS Co., Ltd. (Automotive Retail)	5,940	413,890

John Hancock
International Classic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Netherlands 15.15%		3,903,364

Aegon NV (Life & Health Insurance)	43,757	642,113
ING Groep NV (Other Diversified Financial Services)	33,050	1,235,592
Koninklijke (Royal) Philips Electronics NV (Industrial
Conglomerates)	27,700	1,060,355
Unilever NV CVA (Packaged Foods and Meats)	28,675	965,304

Norway 2.29%		590,821

Den Norske Bank (Diversified Banks)	38,700	590,821

Puerto Rico 2.13%		547,437

Popular, Inc. (Regional Banks)	46,950	547,437

South Korea 7.41%		1,909,710

Hyundai Motor Co. (Automobile Manufacturers)	4,200	335,407
Kookmin Bank (Diversified Banks)	11,175	627,225
Korea Electric Power Corp. (Electric Utilities)	10,910	330,534
Samsung Electronics Co., Ltd. (Electrical Components &
Equipment)	975	616,544

Switzerland 2.91%		749,194

Clariant AG (Specialty Chemicals)(I)	87,875	749,194

United Kingdom 19.35%		4,984,523

Aviva Plc (Multi-Line Insurance)	51,800	635,139
British Sky Broadcasting Group Plc (Broadcasting & Cable TV)	35,350	390,853
Compass Group Plc (Restaurants)	96,075	614,818
GlaxoSmithKline Plc. (Pharmaceuticals)	40,225	850,843
HSBC Holdings Plc (Diversified Banks)	57,551	948,085
Rentokil Initial Plc (Environmental & Facilities Service)	357,350	690,476
Royal Bank of Scotland Group Plc (Diversified Banks)	127,525	854,309

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.45%			$116,000

(Cost $116,000)

Joint Repurchase Agreement 0.45%			116,000

Repurchase Agreement with Barclay's Plc dated 3-31-2008
at 1.45% to be repurchased at $116,005 on 4-01-2008,
collateralized by $97,418 U.S. Treasury Inflation Indexed Bond
1-15-25, 2.375%, due 1-15-2025 (valued at $118,320 including
interest)	1.450%	116	116,000

John Hancock
International Classic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Total investments (Cost $28,807,750)† 98.90%	$25,475,897

Other assets and liabilities, net 1.10%	$283,396

Total net assets 100.00%	$25,759,293

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock

International Classic Value Fund

Notes to Schedule of Investments
March 31, 2008 (unaudited)

(I) Non-income-producing security.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes was $28,807,750. Gross unrealized appreciation and depreciation of investments aggregated $1,134,213 and $4,466,066, respectively, resulting in net unrealized depreciation of $3,331,853.

Notes to Schedule of Investments - Page 4

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$547,437	–

Level 2 – Other Significant Observable Inputs	24,928,460	–

Level 3 – Significant Unobservable Inputs	–	–

Total	$25,475,897	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 5

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Classic Value Fund.

190Q1 3/08
5/08

John Hancock

MUTUAL FUNDS

John Hancock Core Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 99.84%		$222,127,939

(Cost $210,516,122)

Aerospace & Defense 1.58%		3,506,206

Boeing Co. (The)	37,400	2,781,438
Precision Castparts Corp.	7,100	724,768

Air Freight & Logistics 0.36%		803,220

United Parcel Service, Inc. (Class B)	11,000	803,220

Airlines 0.33%		731,600

Southwest Airlines Co.	59,000	731,600

Apparel, Accessories & Luxury Goods 0.93%		2,061,255

Coach, Inc. (I)	21,000	633,150
Polo Ralph Lauren Corp.	24,500	1,428,105

Application Software 0.81%		1,794,360

Autodesk, Inc. (I)	57,000	1,794,360

Asset Management & Custody Banks 0.39%		877,404

Northern Trust Corp.	13,200	877,404

Biotechnology 0.38%		835,600

Amgen, Inc. (I)	20,000	835,600

Broadcasting & Cable TV 1.29%		2,873,153

DIRECTV Group, Inc. (The) (I)	65,900	1,633,661
Discovery Holding Co. (Class A) (I)	23,400	496,548
Liberty Global, Inc. (Class A) (I)(L)	21,800	742,944

Casinos & Gaming 0.28%		625,940

Las Vegas Sands Corp. (I)	8,500	625,940

Communications Equipment 2.11%		4,695,540

Cisco Systems, Inc. (I)	76,000	1,830,840
Nokia Corp. ADR (Finland) (F)	90,000	2,864,700

Computer & Electronics Retail 1.36%		3,036,488

Best Buy Co., Inc.	45,800	1,898,868
GameStop Corp. (Class A) (I)	22,000	1,137,620

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Computer Hardware 1.57%		3,486,384

Apple, Inc. (I)	7,500	1,076,250
Dell, Inc. (I)	68,500	1,364,520
Hewlett-Packard Co.	22,900	1,045,614

Computer Storage & Peripherals 2.13%		4,749,115

NetApp, Inc. (I)	35,500	711,775
SanDisk Corp. (I)	81,000	1,828,170
Seagate Technology (Cayman Islands) (F)	105,500	2,209,170

Construction & Engineering 0.47%		1,053,740

KBR, Inc.	38,000	1,053,740

Data Processing & Outsourced Services 2.36%		5,258,502

Broadridge Financial Solutions, Inc.	33,100	582,560
Fiserv, Inc. (I)	23,300	1,120,497
Global Payments, Inc.	16,300	674,168
Hewitt Associates, Inc. (Class A) (I)	17,500	695,975
MasterCard, Inc. (Class A)	9,800	2,185,302

Department Stores 0.81%		1,798,680

Macy's, Inc.	78,000	1,798,680

Diversified Banks 1.97%		4,378,500

Wachovia Corp.	39,300	1,061,100
Wells Fargo & Co.	114,000	3,317,400

Diversified Chemicals 2.22%		4,943,619

Dow Chemical Co. (The)	71,100	2,620,035
PPG Industries, Inc.	38,400	2,323,584

Diversified Commercial & Professional Services 0.31%		691,954

Brink's Co. (The)	10,300	691,954

Diversified Metals & Mining 1.62%		3,598,680

Freeport-McMoRan Copper & Gold, Inc. (Class B)	33,300	3,204,126
Southern Copper Corp. (L)	3,800	394,554

Education Services 0.12%		266,394

ITT Educational Services, Inc. (I)	5,800	266,394

Electric Utilities 2.04%		4,528,254

Duke Energy Corp.	131,600	2,349,060
FirstEnergy Corp.	21,700	1,489,054
FPL Group, Inc.	11,000	690,140

Electrical Components & Equipment 1.39%		3,090,978

General Cable Corp. (I)	15,000	886,050
Rockwell Automation, Inc.	38,400	2,204,928

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Fertilizers & Agricultural Chemicals 0.75%		1,672,500

Monsanto Co.	15,000	1,672,500

Food Distributors 0.80%		1,770,220

Sysco Corp.	61,000	1,770,220

Food Retail 1.29%		2,865,969

Safeway, Inc.	33,500	983,225
SUPERVALU, Inc.	62,800	1,882,744

Footwear 0.37%		829,600

NIKE, Inc. (Class B)	12,200	829,600

Health Care Distributors 1.06%		2,358,127

AmerisourceBergen Corp.	22,400	917,952
McKesson Corp.	27,500	1,440,175

Health Care Equipment 1.03%		2,301,236

Baxter International, Inc.	39,800	2,301,236

Hotels, Resorts & Cruise Lines 0.88%		1,967,420

Royal Caribbean Cruises Ltd. (L)	59,800	1,967,420

Household Products 1.63%		3,627,862

Colgate-Palmolive Co.	10,500	818,055
Procter & Gamble Co. (The)	40,100	2,809,807

Housewares & Specialties 1.00%		2,213,816

Newell Rubbermaid, Inc.	96,800	2,213,816

Human Resource & Employment Services 0.29%		640,926

Robert Half International, Inc.	24,900	640,926

Hypermarkets & Super Centers 1.26%		2,802,576

Wal-Mart Stores, Inc.	53,200	2,802,576

Independent Power Producers & Energy Traders 0.48%		1,062,588

Mirant Corp. (I)	29,200	1,062,588

Industrial Conglomerates 6.21%		13,837,091

3M Co.	15,400	1,218,910
General Electric Co.	217,000	8,031,170
Textron, Inc.	56,300	3,120,146
Tyco International Ltd. (Bermuda) (F)	33,300	1,466,865

Industrial Machinery 0.59%		1,315,110

Ingersoll-Rand Co., Ltd. (Bermuda) (F)	29,500	1,315,110

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Integrated Oil & Gas 8.53%		18,980,712

Exxon Mobil Corp.	139,700	11,815,826
Marathon Oil Corp.	16,800	766,080
Occidental Petroleum Corp.	63,600	4,653,612
Royal Dutch Shell Plc ADR (Netherlands) (F)	25,300	1,745,194

Integrated Telecommunication Services 3.34%		7,422,895

AT&T, Inc.	107,300	4,109,590
Verizon Communications, Inc.	90,900	3,313,305

Internet Retail 0.53%		1,175,493

Expedia, Inc. (I)	53,700	1,175,493

Internet Software & Services 0.22%		484,517

Google, Inc. (Class A) (I)	1,100	484,517

Investment Banking & Brokerage 1.51%		3,355,222

Goldman Sachs Group, Inc. (The)	9,300	1,538,127
Schwab (Charles) Corp. (The)	96,500	1,817,095

IT Consulting & Other Services 0.62%		1,378,664

Accenture Ltd. (Class A) (Bermuda) (F)	39,200	1,378,664

Life & Health Insurance 0.32%		705,042

MetLife, Inc.	11,700	705,042

Managed Health Care 3.46%		7,708,326

Aetna, Inc.	44,500	1,873,005
CIGNA Corp.	54,600	2,215,122
Humana, Inc. (I)	49,800	2,234,028
Wellcare Health Plans, Inc. (I)	19,500	759,525
WellPoint, Inc. (I)	14,200	626,646

Mortgage REITs 0.16%		360,020

Annaly Capital Management, Inc. REIT	23,500	360,020

Movies & Entertainment 1.30%		2,896,875

News Corp. (Class A)	154,500	2,896,875

Multi-Line Insurance 0.96%		2,129,137

Hartford Financial Services Group, Inc. (The)	28,100	2,129,137

Multi-Utilities 0.99%		2,202,412

Public Service Enterprise Group, Inc.	54,800	2,202,412

Oil & Gas Drilling 0.56%		1,251,684

Noble Corp. (Cayman Islands) (F)	25,200	1,251,684

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Oil & Gas Equipment & Services 1.88%		4,185,495

Halliburton Co.	56,100	2,206,413
National-Oilwell Varco, Inc. (I)	33,900	1,979,082

Oil & Gas Exploration & Production 2.45%		5,459,158

Devon Energy Corp.	31,600	3,296,828
Noble Energy Inc.	20,800	1,514,240
W&T Offshore, Inc.	19,000	648,090

Oil & Gas Refining & Marketing 0.70%		1,564,215

Tesoro Corp.	41,500	1,245,000
Valero Energy Corp.	6,500	319,215

Oil & Gas Storage & Transportation 0.30%		665,380

Overseas Shipholding Group, Inc.	9,500	665,380

Other Diversified Financial Services 3.83%		8,527,396

Bank of America Corp.	43,100	1,633,921
JPMorgan Chase & Co.	160,500	6,893,475

Personal Products 0.35%		775,705

NBTY, Inc. (I)	25,900	775,705

Pharmaceuticals 5.52%		12,271,682

Bristol-Myers Squibb Co.	75,200	1,601,760
Endo Pharmaceuticals Holdings, Inc. (I)	40,700	974,358
Merck & Co., Inc.	96,800	3,673,560
Novartis AG ADR (Switzerland) (F)	46,000	2,356,580
Pfizer, Inc.	29,100	609,063
Schering-Plough Corp.	212,100	3,056,361

Property & Casualty Insurance 1.37%		3,043,564

ACE Ltd. (Cayman Islands) (F)	30,900	1,701,354
Axis Capital Holdings Ltd. (Bermuda) (F)	39,500	1,342,210

Railroads 1.22%		2,717,816

Burlington Northern Santa Fe Corp.	20,400	1,881,288
Norfolk Southern Corp.	15,400	836,528

Reinsurance 0.54%		1,190,749

Everest Re Group Ltd. (Bermuda) (F)	13,300	1,190,749

Semiconductor Equipment 0.19%		417,514

Applied Materials, Inc.	21,400	417,514

Semiconductors 1.74%		3,878,670

Cypress Semiconductor Corp. (I)	26,400	623,304
Intel Corp.	153,700	3,255,366

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Soft Drinks 1.43%		3,184,020

PepsiCo, Inc.	44,100	3,184,020

Specialized Finance 1.56%		3,471,998

Nasdaq OMX Group (The) (I)	52,300	2,021,918
Nymex Holdings, Inc.	16,000	1,450,080

Specialized REITs 0.41%		905,553

Public Storage, Inc. REIT	5,100	451,962
Ventas, Inc. REIT	10,100	453,591

Systems Software 4.96%		11,040,032

Check Point Software Technologies Ltd. (Israel) (F)(I)	63,700	1,426,880
Microsoft Corp.	239,000	6,782,820
Oracle Corp. (I)	144,700	2,830,332

Technology Distributors 0.83%		1,850,898

Arrow Electronics, Inc. (I)	26,700	898,455
Avnet, Inc. (I)	29,100	952,443

Tobacco 3.07%		6,830,638

Altria Group, Inc.	79,100	1,756,020
Loews Corp. - Carolina Group	14,800	1,073,740
Philip Morris International, Inc. (I)	79,100	4,000,878

Trading Companies & Distributors 0.52%		1,145,850

W.W. Grainger, Inc.	15,000	1,145,850

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 1.67%			$3,725,298

(Cost $3,725,298)

Joint Repurchase Agreement 0.27%			613,000

Joint Repurchase Agreement with Barclays Plc dated 3-31-08
at 1.450% to be repurchased at $613,025 on 4-1-08,
collateralized by $514,806 of U.S. Treasury Inflation
Indexed Bond, 2.375%, due 1-15-25 (valued at $625,260,
including interest)	1.450%	613	613,000
		Shares
Cash Equivalents 1.40%			3,112,298

John Hancock Cash Investment Trust (T)(W)	2.96% (Y)	3,112,298	3,112,298

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Total investments (Cost $214,241,420)† 101.51%	$225,853,237

Other assets and liabilities, net (1.51%)	($3,363,237)

Total net assets 100.00%	$222,490,000

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Core Equity Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes was $214,241,420. Gross unrealized appreciation and depreciation of investments aggregated $27,704,168 and $16,092,351, respectively, resulting in net unrealized appreciation of $11,611,817.

Notes to Schedule of Investments - Page 8

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$208,203,136	–

Level 2 – Other Significant Observable Inputs	17,650,101	–

Level 3 – Significant Unobservable Inputs	–	–

Total	$225,853,237	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 9

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Street
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250Q1 3/08
5/08

John Hancock

MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 99.25%		$1,082,294,392

(Cost $937,705,176)

Air Freight & Logistics 3.07%		33,453,870

FedEx Corp.	361,000	33,453,870

Application Software 2.87%		31,328,240

SAP AG ADR (Germany) (F)(L)	632,000	31,328,240

Asset Management & Custody Banks 3.86%		42,126,750

State Street Corp.	533,250	42,126,750

Biotechnology 5.05%		55,040,336

Genzyme Corp. (I)	738,400	55,040,336

Communications Equipment 4.10%		44,710,500

QUALCOMM, Inc.	1,090,500	44,710,500

Computer Hardware 1.92%		20,951,000

Apple, Inc. (I)	146,000	20,951,000

Consumer Finance 2.35%		25,576,200

American Express Co.	585,000	25,576,200

Data Processing & Outsourced Services 5.06%		55,182,829

Automatic Data Processing, Inc.	1,059,850	44,927,041
Visa, Inc. Class A (I)	164,461	10,255,788

Drug Retail 3.07%		33,500,155

Walgreen Co.	879,500	33,500,155

Food Distributors 3.01%		32,844,836

SYSCO Corp.	1,131,800	32,844,836

Food Retail 2.01%		21,958,020

Whole Foods Market, Inc.	666,000	21,958,020

General Merchandise Stores 1.11%		12,061,840

Target Corp.	238,000	12,061,840

Health Care Equipment 4.83%		52,695,536

Medtronic, Inc.	1,089,426	52,695,536

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Home Entertainment Software 5.32%		57,992,064

Electronic Arts, Inc. (I)	1,161,700	57,992,064

Home Improvement Retail 3.43%		37,369,260

Lowe's Cos., Inc.	1,629,000	37,369,260

Household Products 5.91%		64,401,477

Procter & Gamble Co. (The)	919,102	64,401,477

Hypermarkets & Super Centers 1.76%		19,185,641

Costco Wholesale Corp.	295,300	19,185,641

Industrial Conglomerates 5.62%		61,244,148

General Electric Co.	1,654,800	61,244,148

Internet Software & Services 4.80%		52,340,281

eBay, Inc. (I)	1,128,900	33,686,376
Google, Inc. (Class A) (I)	42,350	18,653,905

Pharmaceuticals 7.01%		76,437,478

Johnson & Johnson	499,317	32,390,694
Teva Pharmaceutical Industries Ltd. ADR (Israel) (F)	953,600	44,046,784

Restaurants 3.78%		41,279,700

Starbucks Corp. (I)	2,358,840	41,279,700

Soft Drinks 7.53%		82,125,968

Coca-Cola Co. (The)	716,400	43,607,268
PepsiCo, Inc.	533,500	38,518,700

Specialty Chemicals 1.77%		19,304,635

Ecolab, Inc.	444,500	19,304,635

Specialty Stores 5.72%		62,406,293

Staples, Inc.	2,822,537	62,406,293

Systems Software 4.29%		46,777,335

Microsoft Corp.	1,648,250	46,777,335

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 3.58%			$39,059,717

(Cost $39,059,717)

Joint Repurchase Agreement 0.68%			7,395,000

Joint Repurchase Agreement with Barclays Plc dated
3-31-08 at 1.450% to be repurchased at $7,395,298 on
4-1-08, collateralized by $6,210,424 of U.S. Treasury
Inflation Indexed Bond, 2.375%, due 1-15-25 (valued
at $7,542,900, including interest)	1.450%	7,395	7,395,000

		Shares
Cash Equivalents 2.90%			31,664,717

John Hancock Cash Investment Trust (T)(W)	2.96% (Y)	31,664,717	31,664,717

Total investments (Cost $976,764,893)† 102.83%			$1,121,354,109

Other assets and liabilities, net (2.83%)			($30,850,407)

Total net assets 100.00%			$1,090,503,702

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
U.S. Global Leaders Growth Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes was $976,764,893. Gross unrealized appreciation and depreciation of investments aggregated $183,953,397 and $39,364,181, respectively, resulting in net unrealized appreciation of $144,589,216.

Notes to Schedule of Investments - Page 4

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$1,038,584,085	–

Level 2 – Other Significant Observable Inputs	82,770,024	–

Level 3 – Significant Unobservable Inputs	–	–

Total	$1,121,354,109	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 5

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q1 3/08
5/08

John Hancock
MUTUAL FUNDS

John Hancock Classic Value Fund II

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Classic Value Fund II
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 97.73%		$85,150,253

(Cost $110,042,859)

Aerospace & Defense 2.97%		2,585,900

L-3 Communications Holdings, Inc.	12,175	1,331,214
Northrop Grumman Corp.	16,125	1,254,686

Apparel Retail 1.52%		1,320,320

TJX Cos., Inc. (The)	39,925	1,320,320

Application Software 0.66%		570,586

Intuit, Inc. (I)	21,125	570,586

Auto Parts & Equipment 2.02%		1,758,656

Magna International, Inc. (Class A) (Canada) (F)	24,375	1,758,656

Automobile Manufacturers 2.19%		1,908,627

Hyundai Motor Co. (South Korea) (F)	23,900	1,908,627

Biotechnology 1.11%		966,162

Amgen, Inc. (I)	23,125	966,162

Broadcasting & Cable TV 0.35%		308,016

CBS Corp. (Class B)	13,950	308,016

Communications Equipment 4.77%		4,151,341

Alcatel-Lucent ADR (France) (F)	720,719	4,151,341

Consumer Finance 3.61%		3,144,555

Capital One Financial Corp.	60,350	2,970,427
Discover Financial Services	10,637	174,128

Data Processing & Outsourced Services 2.19%		1,909,157

Computer Sciences Corp. (I)	20,049	817,799
Electronic Data Systems Corp.	52,900	880,785
Western Union Co.	9,900	210,573

Department Stores 0.92%		801,338

Penney (J.C.) Co., Inc.	21,250	801,338

John Hancock
Classic Value Fund II
Securities owned by the Fund on
March 31, 2008 (unaudited)

Diversified Banks 6.66%		5,799,635

Comerica, Inc.	11,450	401,666
Mitsubishi UFJ Financial Group, Inc. (Japan) (F)	296,700	2,595,480
Sumitomo Mitsui Financial Group, Inc. (Japan) (F)	360	2,391,414
Wachovia Corp.	15,225	411,075

Electric Utilities 1.28%		1,115,061

Korea Electric Power Corp. (South Korea) (F)	36,805	1,115,061

Electronic Manufacturing Services 0.30%		264,882

Tyco Electronics Ltd. (Bermuda) (F)	7,718	264,882

Health Care Distributors 2.58%		2,248,720

AmerisourceBergen Corp.	44,075	1,806,193
McKesson Corp.	8,450	442,527

Health Care Equipment 2.38%		2,070,928

Boston Scientific Corp. (I)	134,375	1,729,406
Covidien Ltd.	7,718	341,522

Home Improvement Retail 4.11%		3,580,829

Home Depot, Inc. (The)	63,600	1,778,892
Lowe's Cos., Inc.	78,550	1,801,937

Homefurnishing Retail 1.34%		1,169,675

Bed Bath & Beyond, Inc. (I)	39,650	1,169,675

Household Products 0.80%		698,754

Kimberly-Clark Corp.	10,825	698,754

Hypermarkets & Super Centers 2.60%		2,269,191

Wal-Mart Stores, Inc.	43,075	2,269,191

Industrial Conglomerates 0.39%		339,978

Tyco International Ltd. (Bermuda) (F)	7,718	339,978

Integrated Oil & Gas 1.71%		1,492,488

BP Plc ADR (United Kingdom) (F)	3,250	197,113
Chevron Corp.	9,800	836,528
Exxon Mobil Corp.	5,425	458,847

Integrated Telecommunication Services 0.88%		768,872

AT&T, Inc.	20,075	768,872

Investment Banking & Brokerage 5.32%		4,638,008

Lehman Brothers Holdings, Inc.	56,200	2,115,368
Morgan Stanley	55,200	2,522,640

John Hancock
Classic Value Fund II
Securities owned by the Fund on
March 31, 2008 (unaudited)

Life & Health Insurance 1.76%		1,529,596

Aegon NV (Netherlands) (F)	69,638	1,021,905
MetLife, Inc.	8,425	507,691

Movies & Entertainment 0.98%		854,801

Viacom, Inc. (Class B) (I)	21,575	854,801

Multi-Line Insurance 0.49%		426,013

American International Group, Inc.	9,850	426,013

Multi-Utilities 1.63%		1,422,576

Sempra Energy	26,700	1,422,576

Office Electronics 0.72%		628,702

Ricoh Co., Ltd. (Japan) (F)	38,000	628,702

Other Diversified Financial Services 11.72%		10,214,328

Bank of America Corp.	55,800	2,115,378
Citigroup, Inc.	182,450	3,908,079
ING Groep NV (Netherlands) (F)	65,025	2,430,995
JPMorgan Chase & Co.	40,975	1,759,876

Packaged Foods & Meats 1.57%		1,367,403

Kraft Foods, Inc. (Class A)	34,200	1,060,542
Sara Lee Corp.	21,950	306,861
Pharmaceuticals 7.96%		6,938,237

Bristol-Myers Squibb Co.	67,825	1,444,672
Johnson & Johnson	42,875	2,781,301
Lilly (Eli) & Co.	11,750	606,183
Pfizer, Inc.	100,625	2,106,081

Property & Casualty Insurance 5.35%		4,657,837

ACE Ltd. (Cayman Islands) (F)	9,625	529,953
Allstate Corp. (The)	42,375	2,036,542
Chubb Corp. (The)	10,450	517,066
XL Capital Ltd. (Class A) (Cayman Islands) (F)	53,275	1,574,276

Restaurants 0.50%		432,276

Compass Group Plc (United Kingdom) (F)	67,550	432,276

Systems Software 4.29%		3,737,815

CA, Inc.	77,850	1,751,625
Microsoft Corp.	35,025	994,009
Oracle Corp. (I)	50,725	992,181

John Hancock
Classic Value Fund II
Securities owned by the Fund on
March 31, 2008 (unaudited)

Thrifts & Mortgage Finance 8.10%			7,058,990

Fannie Mae		108,475	2,855,062
Freddie Mac		149,150	3,776,478
Washington Mutual, Inc.		41,500	427,450

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.11%			$93,000

(Cost $93,000)

Joint Repurchase Agreement 0.11%			93,000

Joint Repurchase Agreement with Barclays Plc dated 3-31-08
at 1.450% to be repurchased at $93,004 on 4-1-08, collateralized by $78,103 of U.S. Treasury Inflation Indexed Bond, 2.375%, due
1-15-25 (valued at $94,860, including interest)	1.450%	93	93,000

Total investments (Cost $110,135,859)† 97.84%			$85,243,253

Other assets and liabilities, net 2.16%			$1,882,257

Total net assets 100.00%			$87,125,510

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Classic Value Fund II
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes, was $110,135,859. Gross unrealized appreciation and depreciation of investments aggregated $1,848,310 and $26,740,916, respectively, resulting in net unrealized depreciation of $24,892,606.

Notes to Schedule of Investments - Page 5

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$68,565,796	–

Level 2 – Other Significant Observable Inputs	16,677,457	–

Level 3 – Significant Unobservable Inputs	–	–

Total	$85,243,253	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes to Schedule of Investments - Page 6

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund II.

350Q1 3/08
5/08

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 98.79%		$4,717,661,489

(Cost $6,079,688,081)

Aerospace & Defense 3.13%		149,589,453

L-3 Communications Holdings, Inc.	454,500	49,695,030
Northrop Grumman Corp.	1,283,825	99,894,423

Apparel Retail 2.54%		121,514,888

TJX Cos., Inc. (The)	3,674,475	121,514,888

Auto Parts & Equipment 2.15%		102,867,863

Magna International, Inc. (Class A) (Canada) (F)	1,425,750	102,867,863

Biotechnology 2.70%		128,968,301

Amgen, Inc. (I)	3,086,843	128,968,301

Consumer Finance 4.55%		217,516,995

Capital One Financial Corp.	4,077,750	200,706,855
Discover Financial Services	1,026,887	16,810,140

Data Processing & Outsourced Services 1.94%		92,530,640

Affiliated Computer Services, Inc. (Class A) (I)	872,100	43,700,931
Computer Sciences Corp. (I)	1,197,100	48,829,709

Diversified Banks 1.95%		93,024,267

Comerica, Inc.	2,651,775	93,024,267

Diversified Financial Services 7.89%		376,802,683

Bank of America Corp.	4,283,725	162,396,015
Citigroup, Inc.	9,707,675	207,938,398
JPMorgan Chase & Co.	150,600	6,468,270

Electric Utilities 2.15%		102,534,311

Wisconsin Energy Corp.	2,330,855	102,534,311

Electrical Components & Equipment 1.73%		82,483,164

Tyco Electronics Ltd. (Bermuda) (F)	1,120,425	38,452,986
Tyco International Ltd. (Bermuda) (F)	999,550	44,030,178

Health Care Distributors 2.46%		117,550,105

AmerisourceBergen Corp.	2,868,475	117,550,105

Health Care Supplies 1.07%		50,995,912

Covidien Ltd.	1,152,450	50,995,912

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Home Improvement Retail 3.21%		153,521,736

Home Depot, Inc. (The)	5,488,800	153,521,736

Household Appliances 3.33%		159,167,537

Whirlpool Corp.	1,834,150	159,167,537

Household Products 2.20%		104,914,729

Kimberly-Clark Corp.	1,625,325	104,914,729

Hypermarkets & Super Centers 2.61%		124,444,647

Wal-Mart Stores, Inc.	2,362,275	124,444,647

Integrated Oil & Gas 1.93%		92,157,675

BP Plc ADR (United Kingdom) (F)	1,519,500	92,157,675

Investment Banking & Brokerage 3.93%		187,932,404

Lehman Brothers Holdings, Inc.	1,733,275	65,240,471
Morgan Stanley	2,684,725	122,691,933

Life & Health Insurance 5.14%		245,332,706

MetLife, Inc.	930,050	56,044,813
Torchmark Corp.	3,149,025	189,287,893

Multi-Utilities 2.10%		100,183,716

Sempra Energy	1,880,325	100,183,716

Packaged Foods & Meats 0.97%		46,245,840

Sara Lee Corp.	3,308,000	46,245,840

Pharmaceuticals 8.87%		423,756,885

Bristol-Myers Squibb Co.	5,510,225	117,367,792
Johnson & Johnson	2,467,100	160,040,777
Pfizer, Inc.	6,992,275	146,348,316

Property & Casualty Insurance 8.77%		418,691,171

Allstate Corp. (The)	4,252,200	204,360,732
Fidelity National Financial, Inc. (Class A)	4,886,100	89,562,213
XL Capital Ltd. (Class A) (Cayman Islands) (F)	4,222,275	124,768,226

Systems Software 6.21%		296,341,302

CA, Inc.	6,213,875	139,812,187
Microsoft Corp.	3,305,875	93,820,733
Oracle Corp. (I)	3,205,950	62,708,382

Thrifts & Mortgage Finance 10.08%		481,439,495

Countrywide Financial Corp. (L)	8,163,924	44,901,582
Fannie Mae	7,057,250	185,746,820
Freddie Mac	8,624,938	218,383,430
Washington Mutual, Inc. (L)	3,146,375	32,407,663

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Wireless Telecommunication Services 5.18%			247,153,064

Alcatel-Lucent ADR (France) (F)(L)		42,908,518	247,153,064
	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 2.88%			$137,294,935
(Cost $137,294,935)

Joint Repurchase Agreement 0.41%			19,582,000

Joint Repurchase Agreement with Barclays Plc dated
3-31-08 at 1.450% to be repurchased at $19,582,789 on
4-1-08, collateralized by $16,445,236 of U.S. Treasury
Inflation Indexed Bond, 2.375%, due 1-15-25 (valued
at $19,973,640, including interest)	1.450%	$19,582	19,582,000
		Shares
Cash Equivalents 2.47%			117,712,935

John Hancock Cash Investment Trust (T)(W)	2.96% (Y)	117,712,935	117,712,935

Total investments (Cost $6,216,983,016)† 101.67%			$4,854,956,424

Other assets and liabilities, net (1.67%)			($79,685,061)

Total net assets 100.00%			$4,775,271,363

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Classic Value Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes, was $6,216,983,016. Gross unrealized appreciation and depreciation of investments aggregated $276,017,385 and $1,638,043,977, respectively, resulting in net unrealized depreciation of $1,362,026,592.

Notes to Schedule of Investments - Page 4

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$4,515,580,660	–

Level 2 – Other Significant Observable Inputs	339,375,764	–

Level 3 – Significant Unobservable Inputs	–	–

Total	$4,854,956,424	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Notes to Schedule of Investments - Page 5

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q1 3/08
5/08

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Select Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 97.05%		$51,407,030

(Cost $39,766,281)

Advertising 2.92%		1,546,300

Omnicom Group, Inc.	35,000	1,546,300

Air Freight & Logistics 2.62%		1,390,050

FedEx Corp.	15,000	1,390,050

Communications Equipment 3.41%		1,806,750

Cisco Systems, Inc. (I)	75,000	1,806,750

Computer Hardware 5.98%		3,168,120

Dell, Inc. (I)	55,000	1,095,600
International Business Machines Corp.	18,000	2,072,520

Consumer Finance 2.89%		1,530,200

American Express Co.	35,000	1,530,200

Data Processing & Outsourced Services 4.00%		2,119,500

Automatic Data Processing, Inc.	50,000	2,119,500

Diversified Banks 3.85%		2,037,000

Wells Fargo & Co.	70,000	2,037,000

Food Distributors 3.01%		1,596,100

Sysco Corp.	55,000	1,596,100

Health Care Equipment 3.29%		1,741,320

Medtronic, Inc.	36,000	1,741,320

Home Improvement Retail 3.17%		1,678,200

Home Depot, Inc. (The)	60,000	1,678,200

Household Products 4.89%		2,592,590

Procter & Gamble Co. (The)	37,000	2,592,590

Hypermarkets & Super Centers 5.07%		2,686,680

Wal-Mart Stores, Inc.	51,000	2,686,680

Industrial Conglomerates 9.12%		4,828,520

3M Co.	25,000	1,978,750
General Electric Co.	77,000	2,849,770

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Industrial Machinery 2.91%			1,543,360

Illinois Tool Works, Inc.		32,000	1,543,360

Insurance Brokers 4.79%			2,534,600

Berkshire Hathaway, Inc. (Class A) (I)		19	2,534,600

Integrated Oil & Gas 2.55%			1,353,280

Exxon Mobil Corp.		16,000	1,353,280

Managed Health Care 2.72%			1,443,120

UnitedHealth Group, Inc.		42,000	1,443,120

Motorcycle Manufacturers 2.34%			1,237,500

Harley-Davidson, Inc.		33,000	1,237,500

Multi-Line Insurance 3.27%			1,730,000

American International Group, Inc.		40,000	1,730,000

Pharmaceuticals 7.50%			3,973,550

Abbott Laboratories		25,000	1,378,750
Johnson & Johnson		40,000	2,594,800

Soft Drinks 9.60%			5,083,540

Coca-Cola Co. (The)		42,000	2,556,540
PepsiCo, Inc.		35,000	2,527,000

Specialty Stores 3.13%			1,658,250

Staples, Inc.		75,000	1,658,250

Systems Software 4.02%			2,128,500

Microsoft Corp.		75,000	2,128,500

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 2.62%			$1,386,000

(Cost $1,386,000)

Joint Repurchase Agreement 2.62%			1,386,000

Joint Repurchase Agreement transaction with Barclays Plc dated
3-31-08 at 1.450% to be repurchased at $1,386,056 on 4-1-08, collateralized by $1,163,982 U.S. Inflation Indexed Bond, 2.375%,
due 1-15-25 (valued at $1,413,773, including interest)	1.450%	1,386	1,386,000

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Total investments (Cost $41,152,281)† 99.67%	$52,793,030

Other assets and liabilities, net 0.33%	$173,046

Total net assets 100.00%	$52,966,076

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Large Cap Select Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

(I) Non-income-producing security.

† The cost of investments owned on March 31, 2008, including short-term investments for Federal income tax purposes, was $41,152,281. Gross unrealized appreciation and depreciation of investments aggregated $14,999,385 and $3,358,636 respectively, resulting in net unrealized appreciation of $11,640,749.

Notes to Schedule of Investments - Page 4

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$51,407,030	–

Level 2 – Other Significant Observable Inputs	1,386,000	–

Level 3 – Significant Unobservable Inputs	–	–

Total	$52,793,030	–

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Notes toSchedule of Investments - Page 5

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490Q1 3/08
5/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: May 28, 2008